THE ADVISORS’ INNER CIRCLE FUND III

Rayliant Quantamental China Equity ETF (the “Fund”)

Supplement dated September 29, 2021 to the Fund’s Summary Prospectus, dated December 30, 2020, and the Fund’s Prospectus and Statement of Additional Information (the “SAI”), each dated December 30, 2020, as supplemented January 2, 2021

This supplement provides new and additional information beyond that contained in the Fund’s Summary Prospectus, Prospectus and SAI and should be read in conjunction with the Fund’s Summary Prospectus, Prospectus and SAI.

Mark Schlarbaum has been added as a portfolio manager of the Fund. Accordingly, effective immediately, the Fund’s Summary Prospectus, Prospectus and SAI are hereby amended and supplemented as follows:

1.	The following paragraph is hereby added to the “Portfolio Managers” section of the Fund’s Summary Prospectus and the corresponding section of the Fund’s Prospectus:

Mark Schlarbaum, Managing Director, Head of Capital Markets and Trading, has managed the Fund since 2021.

2.	The following paragraph is hereby added to the “Portfolio Managers” section of the Fund’s Prospectus:

Mark Schlarbaum has over 29 years of industry experience and has served as Managing Director, Head of Capital Markets and Trading at the Adviser since December 2020. Previously, Mr. Schlarbaum was Managing Partner at KraneShares from December 2014 to January 2020 during which he oversaw the firm’s ETF business growth. He was also the portfolio manager for all KraneShares funds. He holds a BA in Economics from Purdue University.

3.	In “The Portfolio Managers - Other Accounts” section of the Fund’s SAI, the following information is hereby added to the table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mark Schlarbaum*	0	$0	0	$0	4	$224

*	As of August 31, 2021.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RAY-SK-002-0100